Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents	Note 3 - Cash and Cash Equivalents
	December 31	December 31
	2021	2020
	USD thousands	USD thousands

In U.S dollar	203,584	13,326
In New Israeli Shekels and Euro	4,258	1,487

	207,842	14,813